Schedule of Proforma Information of Operations (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Revenue	$ 37	$ 38
Net loss	$ (67,549)	$ (178,713)